Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 13,630	$ 14,819	$ 11,698
Amortization of debt issuance costs	738	1,173	518
Amortization of shares issued to third party (non-cash)	402	0	0
Other	446	423	61
Total	15,216	16,415	12,277
Interest and Finance Costs - Related Party [Abstract]
Convertible notes amortization of debt discount (non-cash)	3,713	4,339	2,127
Amortization of shares issued to related party (non-cash)	3,505	0	0
Total	8,629	8,881	5,122
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	420	1,724	1,182
Amortization of debt issuance costs related party	240	7	13
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	751	2,811	1,800
Convertible notes amortization of debt discount (non-cash)	$ 3,713	$ 4,339	$ 2,127